CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,552,870)	$ (1,586,167)	$ (3,412,754)	$ (829,564)
Adjustments to Reconcile Net loss to Net Cash Used in Operating Activities:
Issuance and amortization of common stock for services	1,359,874	199,727	276,792	237,833
Issuance of preferred stock for services	0	1,067	1,067	0
Fair value of warrants issued for services			51,488	0
(Gain) loss on settlement	58,893	(366,341)	(375,547)	0
Settlement fees paid in the form of debt	0	150,000	150,000	0
Amortization of prepaid shares issued for services			0	6,667
Foreign currency transaction loss (gain)	(47,366)	77,661	31,548	0
Depreciation expense	507	18	81	538
Amortization of debt discount	2,235,257	167,535	295,795	49,029
Change in fair value of derivative liabilities	494,772	(79,940)	541,981	16,522
Accretion of put premium	914,412	598,103	1,044,196	27,187
Changes in Assets and Liabilities:
GST receivable	(9,961)	(5,560)	(10,879)	0
Prepaid expenses and other assets	(246,311)	20,644	(74,303)	294
Accounts payable	(77,543)	5,322	(47,977)	94,607
Employee benefit liability	19,060	17,531	20,362	11,598
Accrued expenses	(326,341)	87,818	115,941	158,847
Accrued interest	(27,527)	15,041	(34,270)	0
NET CASH USED IN OPERATING ACTIVITIES	(2,205,144)	(697,541)	(1,426,479)	(226,442)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for security deposit			(1,684)	0
Purchase of equipment	(676)	(918)	(3,901)	0
NET CASH USED IN INVESTING ACTIVITIES	(676)	(918)	(5,585)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft			0	(6)
Loan repayments to directors and officer	(21,491)	(20,000)	(28,455)	(45,512)
Loan repayments	(23,843)	0
Proceeds from convertible promissory notes	4,177,500	675,500	1,438,500	273,959
Repayments of convertible promissory notes	(463,976)	0	(157,000)	0
Proceeds from issuance of common stock for cash	0	29,000	29,000	0
Loan proceeds			0	10,542
Loan proceeds from principal stockholder			0	72,158
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,668,190	684,500	1,282,045	311,141
Effect of exchange rate changes on cash	(90,971)	94,508	169,847	3,100
NET INCREASE (DECREASE) IN CASH	1,371,399	80,549	19,828	87,799
CASH AT BEGINNING OF PERIOD	107,627	87,799	87,799	0
CASH AT END OF PERIOD	1,479,026	168,348	107,627	87,799
Cash paid during the period:
Interest	0	0	0	0
Income Tax	0	0	0	0
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Common stock issued for settlement of debt	0	152,285	152,285	0
Prepaid common stock issued for services	72,757	134,373	269,682	6,667
Prepaid warrants issued for services			138,314	0
Reduction of put premium related to conversions of convertible note	1,034,454	37,032	71,370	0
Conversion of accrued expenses to common stock			0	27,500
Conversion of convertible notes and accrued interest to common stock	3,817,285	206,940	374,771	0
Discounts related to warrants issued with convertible debenture	1,666,635	0	0	133,095
Discounts related to lender costs	0	48,500	48,500	30,000
Discounts related to derivative liability	2,205,925	0	305,000	0
Conversion of loan payable to convertible debenture			0	27,963
Conversion of loan payable to common stock	$ 0	$ 66,389	66,389	0
Prepaid settlement fee paid through issuance of convertible note			$ 0	$ 25,000